Share Based Compensation	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

18 SHARE BASED COMPENSATION

(a) Global Share Plan

On December 9, 2011, the Company’s Board of Directors approved the establishment of Global Share Plan that provides for granting options to eligible directors, employees and etc. (collectively, the “Grantees”) to acquire ordinary shares of the Company at an exercise price as determined by the Board at the time of grant. According to the latest Amended and Restated Global Share Plan, the Board of Directors accumulatively authorized and reserved 384,111,187 ordinary shares for the issuance as of March 31, 2023.

Since adoption of the Global Share Plan, the Company granted RSUs and options to the Grantees. All RSUs and options granted have a contractual term of ten years, and the majority vest over a period of four years of continuous service on a straight-line basis. Under the option plan, options are exercisable subject to the grantee’s continuous service and the listing of the stock of the Company on a public stock exchange market or be held in escrow if the employee exercise the vested part when leaving the Company, which is normally in fifteen days after resignation. On December 10, 2018, the Company has consummated its IPO on the New York Stock Exchange.

The Company accounts for share based compensation costs on a straight-line basis over the requisite service period for the award based on the fair value on their respective grant dates.

Valuation of stock options

The Group uses the Binominal option pricing model to estimate the fair value of stock options. The Group estimates the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. There were no options granted for the years ended March 31, 2021, 2022 and 2023.

Summary of option activities under the Global Share Plan

The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of April 1, 2020	19,460,008	0.13	4.26	189
Exercised	(2,865,800)	0.03
Forfeited or cancelled (post-vesting)	(3,151,360)	0.27
Outstanding as of March 31, 2021	13,442,848	0.12	3.27	371
Forfeited or cancelled (post-vesting)	(1,491,990)	0.19
Outstanding as of March 31, 2022	11,950,858	0.11	1.74	—
Expired	(440,000)	0.02
Forfeited or cancelled (post-vesting)	(68,000)	0.23
Outstanding as of March 31, 2023	11,442,858	0.11	0.83	0.00
Vested and expected to vest as of March 31, 2023	11,442,858	0.11	0.83	0.00
Exercisable as of March 31, 2023	11,442,858	0.11	0.83	0.00

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

The Company recognized share-based compensation expenses of RMB1,161, nil and nil for share options granted under the Global Share Plan in the Consolidated Statements of Operations and Comprehensive Loss for the years ended March 31, 2021, 2022 and 2023, respectively.

As of March 31, 2022 and 2023, there was no unrecognized compensation expense in relation to the share options.

(b) Service-based RSUs

A summary of activities of the service-based RSUs for the years ended March 31, 2021, 2022 and 2023 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2020	50,365,952	0.31
Granted	42,695,000	0.05
Vested	(8,195,402)	0.54
Forfeited	(14,092,450)	0.30
Unvested at March 31, 2021	70,773,100	0.13
Granted	3,559,000	0.07
Vested	(12,858,575)	0.28
Forfeited	(29,584,475)	0.09
Unvested at March 31, 2022	31,889,050	0.10
Granted	132,327,600	0.01
Vested	(81,298,225)	0.04
Forfeited	(400,875)	0.07
Unvested at March 31, 2023	82,517,550	0.01

For the years ended March 31, 2021, 2022 and 2023, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB25,134, RMB12,458 and RMB13,563, respectively.

As of March 31, 2022 and 2023, there were RMB12,859 and RMB5,473 of unrecognized share-based compensation expenses related to the service-based RSUs granted which is expected to be recognized over a weighted-average period of 1.89 and 2.98 years.

The total fair value and intrinsic value of RSUs vested was RMB7,070, RMB3,782 and RMB3,646 during the years ended March 31, 2021, 2022 and 2023, respectively.